                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 - March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 93.2%  FEDERAL AGENCY
        SECURITIES                                      216,140          216,140
  6.2%  OTHER INVESTMENT                                 14,367           14,367
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                               230,507          230,507
  0.6%  OTHER ASSETS AND
        LIABILITIES                                                        1,307
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       231,814

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
FEDERAL AGENCY SECURITIES 93.2% OF NET ASSETS

FIXED-RATE COUPON NOTE 2.1%
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK
  4.18%, 10/10/08                                         5,000            5,000
FIXED-RATE DISCOUNT NOTES 91.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.72%, 04/01/08                                         2,000            2,000
  4.14%, 04/02/08                                         2,470            2,470
  4.16%, 04/02/08                                         6,000            5,999
  2.68%, 04/09/08                                         1,200            1,199
  2.76%, 04/09/08                                         1,800            1,799
  2.73%, 04/16/08                                         2,170            2,167
  2.88%, 04/16/08                                         2,720            2,717
  3.67%, 04/16/08                                         1,876            1,873
  4.21%, 04/25/08                                         4,854            4,841
  2.36%, 05/02/08                                         1,500            1,497
  2.68%, 05/07/08                                         1,539            1,535
  2.74%, 05/07/08                                         2,142            2,136
  2.76%, 05/07/08                                         2,700            2,693
  2.69%, 05/12/08                                         2,850            2,841
  2.26%, 05/14/08                                         1,575            1,571
  2.51%, 05/14/08                                         1,000              997
  2.26%, 05/21/08                                         2,926            2,917
  2.25%, 06/04/08                                         3,260            3,247
  3.24%, 06/11/08                                         1,250            1,242
  2.52%, 06/30/08                                         5,901            5,864
FEDERAL FARM CREDIT BANK
  2.85%, 04/23/08                                         7,000            6,988
  2.67%, 05/08/08                                         8,380            8,357
  2.69%, 05/08/08                                        10,000            9,973
  1.90%, 05/28/08                                         2,800            2,792
  3.65%, 05/28/08                                        10,000            9,943
  2.45%, 05/30/08                                         3,000            2,988
  2.50%, 08/28/08                                         2,032            2,011
  2.68%, 09/02/08                                         2,773            2,742
FEDERAL HOME LOAN BANK
  2.45%, 04/02/08                                         2,500            2,500
  2.69%, 04/04/08                                         2,849            2,848
  4.14%, 04/04/08                                         5,000            4,998
  2.81%, 04/08/08                                         2,000            1,999
  2.88%, 04/16/08                                         1,101            1,100
  3.64%, 04/16/08                                         3,050            3,045
  4.05%, 04/16/08                                         2,800            2,795
  3.33%, 04/18/08                                         4,748            4,741
  2.75%, 05/02/08                                         1,702            1,698
  2.70%, 05/08/08                                         1,091            1,088
  2.54%, 05/09/08                                         2,000            1,995
  2.32%, 05/14/08                                         2,748            2,740
  2.73%, 05/14/08                                         1,134            1,130
  2.89%, 05/14/08                                         1,390            1,385
  2.50%, 05/16/08                                         3,455            3,444
  4.27%, 05/16/08                                         1,000              995
  2.53%, 05/23/08                                         1,312            1,307
  2.26%, 06/04/08                                         1,430            1,424
  2.49%, 06/04/08                                         1,000              996
  1.92%, 06/13/08                                         1,060            1,056
  2.86%, 06/18/08                                         1,000              994
  1.62%, 07/25/08                                         1,000              995
FREDDIE MAC
  2.70%, 04/04/08                                         2,664            2,663
  3.73%, 04/07/08                                         2,500            2,498
  2.89%, 04/14/08                                         1,800            1,798
  2.61%, 04/18/08                                         2,000            1,997
  2.73%, 04/18/08                                         5,600            5,593
  2.76%, 04/18/08                                         1,000              999
  4.26%, 04/18/08                                         1,000              998
  2.28%, 05/05/08                                         1,000              998
  2.29%, 05/12/08                                         1,800            1,795
  2.40%, 05/12/08                                         5,000            4,986
  2.73%, 05/12/08                                         3,000            2,991
  2.74%, 05/12/08                                         3,223            3,213
  2.12%, 05/16/08                                         1,272            1,269
  2.53%, 05/27/08                                         1,650            1,644
  2.23%, 06/02/08                                         5,279            5,259
  2.52%, 06/02/08                                         3,500            3,485
  1.96%, 06/06/08                                         3,900            3,886
  2.25%, 06/09/08                                         3,498            3,483
  2.10%, 09/08/08                                         1,985            1,967
TENNESSEE VALLEY AUTHORITY
  2.20%, 04/10/08                                        16,955           16,946
                                                                  --------------
                                                                         211,140
                                                                  --------------
TOTAL FEDERAL AGENCY SECURITIES
(COST $216,140)                                                          216,140
                                                                  --------------

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENT 6.2% OF NET ASSETS

REPURCHASE AGREEMENT 6.2%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA),
  L.L.C.
Tri-Party Repurchase Agreement
  dated 03/31/08, due 04/01/08 at
  1.35%, fully collateralized by U.S.
  Treasury Securities with a value of
  $14,660.                                               14,367           14,367
                                                                  --------------
TOTAL OTHER INVESTMENTS
(COST $14,367)                                                            14,367
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $230,507.

--------------------------------------------------------------------------------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                 $      0
Level 2 - Other Significant Observable Inputs                           $230,507
Level 3 - Significant Unobservable Inputs                               $      0
TOTAL                                                                   $230,507

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 12.8%  COMMON STOCK                                      3,080            5,654
 84.8%  OTHER INVESTMENT
        COMPANIES                                        34,509           37,335
  2.3%  SHORT-TERM
        INVESTMENT                                          994              994
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                38,583           43,983
  0.1%  OTHER ASSETS AND
        LIABILITIES                                                           45
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        44,028

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
COMMON STOCK 12.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                            883                5
General Motors Corp.                                        267                5
Harley-Davidson, Inc.                                       128                5
Johnson Controls, Inc.                                      273                9
The Goodyear Tire & Rubber Co.
  *                                                          84                2
                                                                  --------------
                                                                              26
BANKS 0.4%
--------------------------------------------------------------------------------
BB&T Corp.                                                  253                8
Comerica, Inc.                                               78                3
Countrywide Financial Corp.                                 285                2
Fannie Mae                                                  457               12
Fifth Third Bancorp                                         262                5
First Horizon National Corp.                                 60                1
Freddie Mac                                                 326                8
Hudson City Bancorp, Inc.                                   200                4
Huntington Bancshares, Inc.                                 118                1
KeyCorp                                                     191                4
M&T Bank Corp.                                               37                3
Marshall & Ilsley Corp.                                     106                2
MGIC Investment Corp.                                        42               --
National City Corp.                                         260                3
PNC Financial Services Group,
  Inc.                                                      138                9
Regions Financial Corp.                                     344                7
Sovereign Bancorp, Inc.                                     176                2
SunTrust Banks, Inc.                                        175               10
The Toronto-Dominion Bank                                    41                2
U.S. Bancorp                                                852               28
Wachovia Corp.                                              895               24
Washington Mutual, Inc.                                     469                5
Wells Fargo & Co.                                         1,584               46
Zions Bancorp                                                50                2
                                                                  --------------
                                                                             191
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                      357               28
Caterpillar, Inc.                                           317               25
Cooper Industries Ltd., Class A                              88                4
Cummins, Inc.                                                88                4
Danaher Corp.                                               112                8
Deere & Co.                                                 226               18
Dover Corp.                                                  97                4
Eaton Corp.                                                  71                6
Emerson Electric Co.                                        388               20
Fluor Corp.                                                  42                6
General Dynamics Corp.                                      189               16
General Electric Co.                                      4,932              183
Goodrich Corp.                                               59                3
Honeywell International, Inc.                               394               22
Illinois Tool Works, Inc.                                   196                9
Ingersoll-Rand Co., Ltd., Class A                           154                7
ITT Corp.                                                    88                5
Jacobs Engineering Group, Inc. *                            100                7
L-3 Communications Holdings,
  Inc.                                                       58                6
Lockheed Martin Corp.                                       169               17
Masco Corp.                                                 196                4
Northrop Grumman Corp.                                      165               13
PACCAR, Inc.                                                181                8
Pall Corp.                                                   60                2
Parker Hannifin Corp.                                        84                6
Precision Castparts Corp.                                   100               10
Raytheon Co.                                                212               14
Rockwell Automation, Inc.                                    83                5
Rockwell Collins, Inc.                                       82                5
Terex Corp. *                                                40                2
Textron, Inc.                                               124                7
The Boeing Co.                                              378               28
The Manitowoc Co., Inc.                                     100                4
Trane, Inc.                                                  85                4
Tyco International Ltd.                                     238               10
United Technologies Corp.                                   480               33
W.W. Grainger, Inc.                                          37                3
                                                                  --------------
                                                                             556
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             115                1
Avery Dennison Corp.                                         53                3
Cintas Corp.                                                 66                2
Equifax, Inc.                                                62                2
Monster Worldwide, Inc. *                                    60                1
Pitney Bowes, Inc.                                          108                4
R.R. Donnelley & Sons Co.                                   103                3
Robert Half International, Inc.                              82                2
Waste Management, Inc.                                      261                9
                                                                  --------------
                                                                              27
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                              45                1

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Centex Corp.                                                 59                1
Coach, Inc. *                                               181                6
D.R. Horton, Inc.                                           128                2
Eastman Kodak Co.                                           135                2
Fortune Brands, Inc.                                         70                5
Harman International Industries,
  Inc.                                                       32                1
Hasbro, Inc.                                                 85                2
Jones Apparel Group, Inc.                                    55                1
KB Home                                                      37                1
Leggett & Platt, Inc.                                        87                1
Lennar Corp., Class A                                        64                1
Liz Claiborne, Inc.                                          50                1
Mattel, Inc.                                                183                4
Newell Rubbermaid, Inc.                                     129                3
NIKE, Inc., Class B                                         178               12
Polo Ralph Lauren Corp.                                      30                2
Pulte Homes, Inc.                                           102                2
Snap-on, Inc.                                                27                1
The Black & Decker Corp.                                     36                2
The Stanley Works                                            35                2
VF Corp.                                                     42                3
Whirlpool Corp.                                              36                3
                                                                  --------------
                                                                              59
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                67                3
Carnival Corp.                                              205                8
Darden Restaurants, Inc.                                     63                2
H&R Block, Inc.                                             156                3
International Game Technology                               159                7
Marriott International, Inc., Class
  A                                                         152                5
McDonald's Corp.                                            594               33
Starbucks Corp. *                                           361                6
Starwood Hotels & Resorts
  Worldwide, Inc.                                           103                6
Wendy's International, Inc.                                  55                1
Wyndham Worldwide Corp.                                      95                2
Yum! Brands, Inc.                                           260               10
                                                                  --------------
                                                                              86
DIVERSIFIED FINANCIALS 1.0%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                            100                3
American Express Co.                                        585               26
Ameriprise Financial, Inc.                                  118                6
Bank of America Corp.                                     2,197               83
Bank of New York Mellon Corp.                               540               23
Capital One Financial Corp.                                 142                7
CIT Group, Inc.                                              95                1
Citigroup, Inc.                                           2,361               51
CME Group, Inc.                                              15                7
Discover Financial Services                                 254                4
E*TRADE Financial Corp. *                                   197                1
Federated Investors, Inc., Class B                           40                2
Franklin Resources, Inc.                                     72                7
IntercontinentalExchange, Inc. *                             35                5
Janus Capital Group, Inc.                                   102                2
JPMorgan Chase & Co.                                      1,649               71
Legg Mason, Inc.                                             59                3
Lehman Brothers Holdings, Inc.                              250                9
Leucadia National Corp.                                     100                5
Merrill Lynch & Co., Inc.                                   434               18
Moody's Corp.                                               116                4
Morgan Stanley                                              508               23
Northern Trust Corp.                                         87                6
NYSE Euronext                                               100                6
SLM Corp. *                                                 197                3
State Street Corp.                                          157               12
T. Rowe Price Group, Inc.                                   126                6
The Charles Schwab Corp. (a)                                488                9
The Goldman Sachs Group, Inc.                               206               34
                                                                  --------------
                                                                             437
ENERGY 1.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                    220               14
Apache Corp.                                                156               19
Baker Hughes, Inc.                                          161               11
BJ Services Co.                                             154                4
Cameron International Corp.                                 100                4
Chesapeake Energy Corp.                                     176                8
Chevron Corp.                                             1,053               90
ConocoPhillips                                              780               60
CONSOL Energy, Inc.                                         100                7
Devon Energy Corp.                                          210               22
El Paso Corp.                                               311                5
ENSCO International, Inc.                                    70                4
EOG Resources, Inc.                                         114               14
Exxon Mobil Corp.                                         2,719              230
Halliburton Co.                                             488               19
Hess Corp.                                                  111               10
Marathon Oil Corp.                                          346               16
Murphy Oil Corp.                                             79                7
Nabors Industries Ltd. *                                    149                5
National-Oilwell Varco, Inc. *                              164               10
Noble Corp.                                                 128                6
Noble Energy                                                100                7
Occidental Petroleum Corp.                                  406               30
Patriot Coal Corp. *                                         10                1
Peabody Energy Corp.                                        100                5
Range Resources Corp.                                       100                6
Rowan Cos., Inc.                                             52                2
Schlumberger Ltd.                                           559               49
Smith International, Inc.                                   100                6
Spectra Energy Corp.                                        293                7
Sunoco, Inc.                                                 64                3
Tesoro Corp.                                                100                3
The Williams Cos., Inc.                                     282                9
Transocean, Inc. *                                          141               19
Valero Energy Corp.                                         294               14
Weatherford International Ltd. *                            166               12
XTO Energy, Inc.                                            213               13
                                                                  --------------
                                                                             751
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                      223               15
CVS Caremark Corp.                                          740               30
Safeway, Inc.                                               212                6
Supervalu, Inc.                                              96                3
Sysco Corp.                                                 294                9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
The Kroger Co.                                              344                9
Wal-Mart Stores, Inc.                                     1,182               62
Walgreen Co.                                                478               18
Whole Foods Market, Inc.                                     66                2
                                                                  --------------
                                                                             154
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                          987               22
Anheuser-Busch Cos., Inc.                                   367               17
Archer-Daniels-Midland Co.                                  309               13
Brown-Forman Corp., Class B                                  40                3
Campbell Soup Co.                                            88                3
Coca-Cola Enterprises, Inc.                                 144                3
ConAgra Foods, Inc.                                         245                6
Constellation Brands, Inc., Class
  A *                                                        94                2
Dean Foods Co. *                                             65                1
General Mills, Inc.                                         168               10
H.J. Heinz Co.                                              158                7
Kellogg Co.                                                 118                6
Kraft Foods, Inc., Class A                                  683               21
McCormick & Co., Inc.                                        63                2
Molson Coors Brewing Co., Class
  B                                                          50                3
PepsiCo, Inc.                                               783               57
Philip Morris International, Inc. *                         987               50
Reynolds American, Inc.                                      80                5
Sara Lee Corp.                                              359                5
The Coca-Cola Co.                                           974               59
The Hershey Co.                                              84                3
The Pepsi Bottling Group, Inc.                               63                2
Tyson Foods, Inc., Class A                                   99                2
UST, Inc.                                                    78                4
Wm. Wrigley Jr. Co.                                         105                7
                                                                  --------------
                                                                             313
HEALTH CARE EQUIPMENT & SERVICES 0.5%
--------------------------------------------------------------------------------
Aetna, Inc.                                                 268               11
AmerisourceBergen Corp.                                      98                4
Baxter International, Inc.                                  306               18
Becton, Dickinson & Co.                                     118               10
Boston Scientific Corp. *                                   545                7
C.R. Bard, Inc.                                              50                5
Cardinal Health, Inc.                                       199               10
CIGNA Corp.                                                 174                7
Coventry Health Care, Inc. *                                 75                3
Covidien Ltd.                                               238               11
Express Scripts, Inc. *                                     140                9
Hospira, Inc. *                                              77                3
Humana, Inc. *                                               78                4
IMS Health, Inc.                                             95                2
Laboratory Corp. of America
  Holdings *                                                 60                4
McKesson Corp.                                              144                8
Medco Health Solutions, Inc. *                              290               13
Medtronic, Inc.                                             571               28
Patterson Cos., Inc. *                                       66                2
Quest Diagnostics, Inc.                                      76                3
St. Jude Medical, Inc. *                                    173                8
Stryker Corp.                                               139                9
Tenet Healthcare Corp. *                                    223                1
UnitedHealth Group, Inc.                                    641               22
Varian Medical Systems, Inc. *                               60                3
WellPoint, Inc. *                                           312               14
Zimmer Holdings, Inc. *                                     118                9
                                                                  --------------
                                                                             228
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                         214                8
Colgate-Palmolive Co.                                       243               19
Kimberly-Clark Corp.                                        219               14
The Clorox Co.                                               72                4
The Estee Lauder Cos., Inc.,
  Class A                                                    57                3
The Procter & Gamble Co.                                  1,556              109
                                                                  --------------
                                                                             157
INSURANCE 0.5%
--------------------------------------------------------------------------------
ACE Ltd.                                                    152                8
Aflac, Inc.                                                 235               15
Ambac Financial Group, Inc.                                  49               --
American International Group, Inc.                        1,228               53
Aon Corp.                                                   153                6
Assurant, Inc.                                               80                5
Cincinnati Financial Corp.                                   83                3
Genworth Financial, Inc., Class A                           179                4
Lincoln National Corp.                                      134                7
Loews Corp.                                                 195                8
Marsh & McLennan Cos., Inc.                                 258                6
MBIA, Inc.                                                   64                1
MetLife, Inc.                                               358               22
Principal Financial Group, Inc.                             132                7
Prudential Financial, Inc.                                  234               18
SAFECO Corp.                                                 59                3
The Allstate Corp.                                          305               15
The Chubb Corp.                                             190                9
The Hartford Financial Services
  Group, Inc.                                               144               11
The Progressive Corp.                                       376                6
The Travelers Cos., Inc.                                    329               16
Torchmark Corp.                                              50                3
Unum Group                                                  142                3
XL Capital Ltd., Class A                                     83                3
                                                                  --------------
                                                                             232
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                              106               10
Alcoa, Inc.                                                 412               15
Allegheny Technologies, Inc.                                 40                3
Ashland, Inc.                                                34                2
Ball Corp.                                                   50                2
Bemis Co., Inc.                                              50                1
E.I. du Pont de Nemours & Co.                               435               20
Eastman Chemical Co.                                         39                2
Ecolab, Inc.                                                 87                4
Freeport-McMoRan Copper &
  Gold, Inc.                                                152               15
Hercules, Inc.                                               54                1

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
International Flavors &
  Fragrances, Inc.                                           38                2
International Paper Co.                                     234                6
MeadWestvaco Corp.                                           86                2
Monsanto Co.                                                254               28
Newmont Mining Corp.                                        211                9
Nucor Corp.                                                 146               10
Pactiv Corp. *                                               68                2
PPG Industries, Inc.                                         79                5
Praxair, Inc.                                               152               13
Rohm & Haas Co.                                              69                4
Sealed Air Corp.                                             78                2
Sigma-Aldrich Corp.                                          78                5
The Dow Chemical Co.                                        457               17
Titanium Metals Corp.                                        50                1
United States Steel Corp.                                    52                7
Vulcan Materials Co.                                         48                3
Weyerhaeuser Co.                                            116                7
                                                                  --------------
                                                                             198
MEDIA 0.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          396                9
Clear Channel Communications,
  Inc.                                                      244                7
Comcast Corp., Class A *                                  1,516               29
Gannett Co., Inc.                                           112                3
Meredith Corp.                                               20                1
News Corp., Class A                                       1,135               21
Omnicom Group, Inc.                                         168                7
The DIRECTV Group, Inc. *                                   300                8
The E.W. Scripps Co., Class A                                41                2
The Interpublic Group of Cos., Inc.
  *                                                         204                2
The McGraw-Hill Cos., Inc.                                  173                6
The New York Times Co., Class A                              74                1
The Walt Disney Co.                                         911               29
The Washington Post Co., Class
  B                                                           2                1
Time Warner, Inc.                                         1,931               27
Viacom, Inc., Class B *                                     365               15
                                                                  --------------
                                                                             168
PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                         729               40
Allergan, Inc.                                              142                8
Amgen, Inc. *                                               552               23
Applied Biosystems Group-
  Applera Corp.                                              87                3
Barr Pharmaceuticals, Inc. *                                 50                2
Biogen Idec, Inc. *                                         162               10
Bristol-Myers Squibb Co.                                    926               20
Celgene Corp. *                                             100                6
Eli Lilly & Co.                                             534               28
Forest Laboratories, Inc. *                                 155                6
Genzyme Corp. *                                             122                9
Gilead Sciences, Inc. *                                     436               22
Johnson & Johnson                                         1,408               91
King Pharmaceuticals, Inc. *                                115                1
Merck & Co., Inc.                                         1,034               39
Millipore Corp. *                                            25                2
Mylan, Inc.                                                 104                1
PerkinElmer, Inc.                                            62                2
Pfizer, Inc.                                              3,481               73
Schering-Plough Corp.                                       701               10
Thermo Fisher Scientific, Inc. *                            195               11
Waters Corp. *                                               49                3
Watson Pharmaceuticals, Inc. *                               49                1
Wyeth                                                       635               27
                                                                  --------------
                                                                             438
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment &
  Management Co., Class A                                    48                2
AvalonBay Communities, Inc.                                  30                3
Boston Properties, Inc.                                      43                4
CB Richard Ellis Group, Inc.,
  Class A *                                                  80                2
Developers Diversified Realty
  Corp.                                                      50                2
Equity Residential                                          138                6
General Growth Properties, Inc.                             100                4
HCP, Inc.                                                   100                3
Host Hotels & Resorts, Inc.                                 200                3
Kimco Realty Corp.                                          101                4
Plum Creek Timber Co., Inc.                                  88                3
ProLogis                                                    116                7
Public Storage                                               40                3
Simon Property Group, Inc.                                   86                8
Vornado Realty Trust                                         57                5
                                                                  --------------
                                                                              59
RETAILING 0.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                             50                4
Amazon.com, Inc. *                                          146               10
AutoNation, Inc. *                                           70                1
AutoZone, Inc. *                                             27                3
Bed Bath & Beyond, Inc. *                                   132                4
Best Buy Co., Inc.                                          192                8
Big Lots, Inc. *                                             88                2
Dillard's, Inc., Class A                                     30                1
Expedia, Inc. *                                             100                2
Family Dollar Stores, Inc.                                   74                1
GameStop Corp., Class A *                                   100                5
Genuine Parts Co.                                            81                3
IAC/InterActiveCorp *                                       100                2
J.C. Penney Co., Inc.                                       109                4
Kohl's Corp. *                                              164                7
Limited Brands, Inc.                                        165                3
Lowe's Cos., Inc.                                           738               17
Macy's, Inc.                                                256                6
Nordstrom, Inc.                                             103                3
Office Depot, Inc. *                                        139                2
OfficeMax, Inc.                                              34                1
RadioShack Corp.                                             11               --
Sears Holdings Corp. *                                       48                5
Staples, Inc.                                               344                8
Target Corp.                                                417               21
The Gap, Inc.                                               271                5
The Home Depot, Inc.                                        899               25
The Sherwin-Williams Co.                                     53                3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
The TJX Cos., Inc.                                          217                7
Tiffany & Co.                                                68                3
                                                                  --------------
                                                                             166
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                              228                1
Altera Corp.                                                171                3
Analog Devices, Inc.                                        174                5
Applied Materials, Inc.                                     750               15
Broadcom Corp., Class A *                                   208                4
Intel Corp.                                               2,783               59
KLA-Tencor Corp.                                             95                4
Linear Technology Corp.                                     144                5
LSI Corp. *                                                 186                1
MEMC Electronic Materials, Inc. *                           100                7
Microchip Technology, Inc.                                  100                3
Micron Technology, Inc. *                                   319                2
National Semiconductor Corp.                                159                3
Novellus Systems, Inc. *                                     64                1
NVIDIA Corp. *                                              241                5
Teradyne, Inc. *                                             94                1
Texas Instruments, Inc.                                     757               21
Xilinx, Inc.                                                164                4
                                                                  --------------
                                                                             144
SOFTWARE & SERVICES 0.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                       283               10
Affiliated Computer Services, Inc.,
  Class A *                                                  55                3
Akamai Technologies, Inc. *                                 100                3
Autodesk, Inc. *                                            110                4
Automatic Data Processing, Inc.                             274               12
BMC Software, Inc. *                                        101                3
CA, Inc.                                                    215                5
Citrix Systems, Inc. *                                       85                3
Cognizant Technology Solutions
  Corp., Class A *                                          120                3
Computer Sciences Corp. *                                    89                4
Compuware Corp. *                                           182                1
Convergys Corp. *                                            67                1
eBay, Inc. *                                                545               16
Electronic Arts, Inc. *                                     143                7
Electronic Data Systems Corp.                               243                4
Fidelity National Information
  Services, Inc.                                             70                3
Fiserv, Inc. *                                               88                4
Google, Inc., Class A *                                      96               42
Intuit, Inc. *                                              166                5
Microsoft Corp.                                           4,204              119
Novell, Inc. *                                              185                1
Oracle Corp. *                                            1,784               35
Paychex, Inc.                                               159                5
Symantec Corp. *                                            493                8
Total System Services, Inc.                                 100                2
Unisys Corp. *                                              162                1
VeriSign, Inc. *                                            116                4
Western Union Co.                                           362                8
Yahoo!, Inc. *                                              598               17
                                                                  --------------
                                                                             333

TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                202                6
Apple, Inc. *                                               402               58
Ciena Corp. *                                                39                1
Cisco Systems, Inc. *                                     2,910               70
Corning, Inc.                                               731               18
Dell, Inc. *                                              1,113               22
EMC Corp. *                                               1,124               16
Hewlett-Packard Co.                                       1,338               61
International Business Machines
  Corp.                                                     741               85
Jabil Circuit, Inc.                                          83                1
JDS Uniphase Corp. *                                         99                1
Juniper Networks, Inc. *                                    200                5
Lexmark International, Inc., Class
  A *                                                        52                2
Molex, Inc.                                                  68                2
Motorola, Inc.                                            1,182               11
NetApp, Inc. *                                              178                4
QLogic Corp. *                                               76                1
QUALCOMM, Inc.                                              783               32
SanDisk Corp. *                                              88                2
Sun Microsystems, Inc. *                                    409                6
Tellabs, Inc. *                                             214                1
Teradata Corp. *                                             87                2
Tyco Electronics Ltd.                                       238                8
Xerox Corp.                                                 440                7
                                                                  --------------
                                                                             422
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                             200                8
AT&T, Inc.                                                2,961              113
CenturyTel, Inc.                                             55                2
Citizens Communications Co.                                 156                2
Embarq Corp.                                                 70                3
Qwest Communications
  International, Inc.                                       735                3
Sprint Nextel Corp.                                       1,405                9
Verizon Communications, Inc.                              1,384               51
Windstream Corp.                                            189                2
                                                                  --------------
                                                                             193
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe
  Corp.                                                     176               16
C.H. Robinson Worldwide, Inc.                               100                5
CSX Corp.                                                   206               12
Expeditors International of
  Washington, Inc.                                          100                4
FedEx Corp.                                                 143               13
Norfolk Southern Corp.                                      196               11
Ryder System, Inc.                                           29                2
Southwest Airlines Co.                                      336                4
Union Pacific Corp.                                         125               16
United Parcel Service, Inc., Class
  B                                                         516               38
                                                                  --------------
                                                                             121

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued


                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
UTILITIES 0.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                       78                4
Ameren Corp.                                                 96                4
American Electric Power Co., Inc.                           187                8
CenterPoint Energy, Inc.                                    147                2
CMS Energy Corp.                                            105                1
Consolidated Edison, Inc.                                   117                5
Constellation Energy Group                                   85                7
Dominion Resources, Inc.                                    278               11
DTE Energy Co.                                               85                3
Duke Energy Corp.                                           586               10
Dynegy, Inc., Class A *                                     143                1
Edison International                                        155                8
Entergy Corp.                                                98               11
Exelon Corp.                                                315               26
FirstEnergy Corp.                                           157               11
FPL Group, Inc.                                             190               12
Integrys Energy Group, Inc.                                  15                1
Nicor, Inc.                                                  32                1
NiSource, Inc.                                              130                2
Pepco Holdings, Inc.                                        100                2
PG&E Corp.                                                  163                6
Pinnacle West Capital Corp.                                  47                2
PPL Corp.                                                   179                8
Progress Energy, Inc.                                       120                5
Public Service Enterprise Group,
  Inc.                                                      236                9
Questar Corp.                                                80                5
Sempra Energy                                               123                7
Southern Co.                                                350               12
TECO Energy, Inc.                                            99                2
The AES Corp. *                                             311                5
Xcel Energy, Inc.                                           192                4
                                                                  --------------
                                                                             195
                                                                  --------------
TOTAL COMMON STOCK
(COST $3,080)                                                              5,654
                                                                  --------------

OTHER INVESTMENT COMPANIES 84.8% OF NET ASSETS

Schwab Institutional Select S&P
  500 Fund (a)                                        1,085,796           11,390
Schwab International Index Fund,
  Select Shares (a)                                     415,798            9,073
Schwab Small-Cap Index Fund,
  Select Shares (a)                                     499,561            8,977
Schwab Total Bond Market Fund
  (a)                                                   703,034            6,630
Schwab Value Advantage Money
  Fund, Select Shares (a)                             1,264,511            1,265
                                                                  --------------
TOTAL OTHER INVESTMENT COMPANIES
(COST $34,509)                                                            37,335
                                                                  --------------

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 2.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.3%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
  2.10%, 04/01/08                                           994              994
                                                                  --------------
TOTAL SHORT-TERM INVESTMENT
(COST $994)                                                                  994
                                                                  --------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $38,832 and the unrealized appreciation and depreciation were $5,771 and ($620), respectively, with a net unrealized appreciation of $5,151.

  * Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

--------------------------------------------------------------------------------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                  $42,989
Level 2 - Other Significant Observable Inputs                            $   994
Level 3 - Significant Unobservable Inputs                                $     0
TOTAL                                                                    $43,983

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 INDEX PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 97.8%  COMMON STOCK                                    107,952          149,983
  2.1%  SHORT-TERM
        INVESTMENTS                                       3,180            3,180
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               111,132          153,163
  4.5%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                              6,973            6,973
(4.4)%  OTHER ASSETS AND
        LIABILITIES                                                       (6,775)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       153,361

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
COMMON STOCK 97.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co. (c)*                                      24,212              138
General Motors Corp.                                      6,277              120
Harley-Davidson, Inc.                                     3,256              122
Johnson Controls, Inc.                                    7,500              253
The Goodyear Tire & Rubber Co. *                          2,500               65
                                                                  --------------
                                                                             698
BANKS 3.3%
--------------------------------------------------------------------------------
BB&T Corp. (c)                                            6,870              220
Comerica, Inc.                                            2,330               82
Countrywide Financial Corp. (c)                           7,500               41
Fannie Mae                                               12,540              330
Fifth Third Bancorp                                       6,905              144
First Horizon National Corp. (c)                          1,400               20
Freddie Mac                                               9,010              228
Hudson City Bancorp, Inc.                                 3,500               62
Huntington Bancshares, Inc.                               3,256               35
KeyCorp                                                   5,400              118
M&T Bank Corp. (c)                                        1,071               86
Marshall & Ilsley Corp.                                   2,738               63
MGIC Investment Corp. (c)                                   733                8
National City Corp. (c)                                   7,400               74
PNC Financial Services Group,
  Inc.                                                    3,770              247
Regions Financial Corp. (c)                               9,077              179
Sovereign Bancorp, Inc.                                   3,605               34
SunTrust Banks, Inc.                                      4,800              265
The Toronto-Dominion Bank                                   952               58
U.S. Bancorp                                             22,399              725
Wachovia Corp. (c)                                       24,057              650
Washington Mutual, Inc. (c)                              11,445              118
Wells Fargo & Co.                                        43,058            1,253
Zions Bancorp                                             1,408               64
                                                                  --------------
                                                                           5,104
CAPITAL GOODS 9.6%
--------------------------------------------------------------------------------
3M Co.                                                    9,240              731
Caterpillar, Inc.                                         8,680              680
Cooper Industries Ltd., Class A                           2,600              104
Cummins, Inc.                                             2,400              112
Danaher Corp.                                             3,126              238
Deere & Co.                                               5,800              467
Dover Corp.                                               2,800              117
Eaton Corp.                                               1,740              139
Emerson Electric Co.                                     10,760              554
Fluor Corp.                                               1,100              155
General Dynamics Corp.                                    5,230              436
General Electric Co.                                    132,578            4,907
Goodrich Corp.                                            1,660               95
Honeywell International, Inc.                             9,937              561
Illinois Tool Works, Inc.                                 5,344              258
Ingersoll-Rand Co., Ltd., Class A                         4,400              196
ITT Corp.                                                 2,480              129
Jacobs Engineering Group, Inc. *                          1,500              110
L-3 Communications Holdings, Inc.                         1,500              164
Lockheed Martin Corp.                                     4,690              466
Masco Corp. (c)                                           5,010               99
Northrop Grumman Corp.                                    4,534              353
PACCAR, Inc.                                              4,194              189
Pall Corp.                                                1,400               49
Parker Hannifin Corp.                                     2,475              171
Precision Castparts Corp.                                 1,700              174
Raytheon Co.                                              5,830              377
Rockwell Automation, Inc. (c)                             2,350              135
Rockwell Collins, Inc.                                    2,200              126
Terex Corp. *                                             1,300               81
Textron, Inc.                                             3,400              188
The Boeing Co.                                           10,396              773
The Manitowoc Co., Inc.                                   1,500               61
Trane, Inc.                                               2,400              110
Tyco International Ltd.                                   6,294              277
United Technologies Corp.                                13,200              908
W.W. Grainger, Inc.                                         800               61
                                                                  --------------
                                                                          14,751
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             525                6
Avery Dennison Corp. (c)                                  1,100               54
Cintas Corp.                                              1,157               33
Equifax, Inc.                                             2,000               69
Monster Worldwide, Inc. (c)*                              1,704               41
Pitney Bowes, Inc. (c)                                    2,800               98
R.R. Donnelley & Sons Co.                                 2,960               90
Robert Half International, Inc.                           1,550               40
Waste Management, Inc.                                    7,357              247
                                                                  --------------
                                                                             678

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Brunswick Corp.                                           1,200               19
Centex Corp.                                              1,400               34
Coach, Inc. *                                             4,600              139
D.R. Horton, Inc.                                         2,500               39
Eastman Kodak Co.                                         3,155               56
Fortune Brands, Inc.                                      1,607              112
Harman International Industries,
  Inc.                                                      800               35
Hasbro, Inc.                                              2,525               70
Jones Apparel Group, Inc.                                 1,500               20
KB Home                                                     960               24
Leggett & Platt, Inc. (c)                                 2,300               35
Lennar Corp., Class A                                     1,600               30
Liz Claiborne, Inc. (c)                                     997               18
Mattel, Inc.                                              5,300              105
Newell Rubbermaid, Inc.                                   3,924               90
NIKE, Inc., Class B                                       4,920              334
Polo Ralph Lauren Corp.                                     900               52
Pulte Homes, Inc.                                         2,000               29
Snap-on, Inc.                                               800               41
The Black & Decker Corp. (c)                              1,010               67
The Stanley Works                                           391               19
VF Corp.                                                  1,110               86
Whirlpool Corp. (c)                                       1,033               90
                                                                  --------------
                                                                           1,544
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             1,327               57
Carnival Corp.                                            5,222              211
Darden Restaurants, Inc.                                  1,590               52
H&R Block, Inc. (c)                                       4,200               87
International Game Technology                             4,200              169
Marriott International, Inc., Class
  A                                                       4,312              148
McDonald's Corp.                                         15,500              865
Starbucks Corp. *                                         9,520              167
Starwood Hotels & Resorts
  Worldwide, Inc.                                         2,900              150
Wendy's International, Inc.                               1,300               30
Wyndham Worldwide Corp.                                   2,280               47
Yum! Brands, Inc.                                         7,400              275
                                                                  --------------
                                                                           2,258
DIVERSIFIED FINANCIALS 7.6%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.
  (c)                                                     1,200               41
American Express Co.                                     15,870              694
Ameriprise Financial, Inc.                                3,278              170
Bank of America Corp.                                    56,701            2,150
Bank of New York Mellon Corp.                            15,317              639
Capital One Financial Corp.                               5,180              255
CIT Group, Inc.                                           2,400               28
Citigroup, Inc.                                          63,182            1,353
CME Group, Inc.                                             360              169
Discover Financial Services (c)                           6,890              113
E*TRADE Financial Corp. (c)*                              5,160               20
Federated Investors, Inc., Class B                        1,100               43
Franklin Resources, Inc.                                  2,100              204
IntercontinentalExchange, Inc. *                            900              117
Janus Capital Group, Inc.                                 1,941               45
JPMorgan Chase & Co.                                     44,701            1,920
Legg Mason, Inc.                                          1,500               84
Lehman Brothers Holdings, Inc.
  (c)                                                     7,000              263
Leucadia National Corp.                                   2,000               90
Merrill Lynch & Co., Inc.                                11,680              476
Moody's Corp. (c)                                         2,680               93
Morgan Stanley                                           13,780              630
Northern Trust Corp.                                      2,470              164
NYSE Euronext                                             3,000              185
SLM Corp. *                                               5,200               80
State Street Corp.                                        4,500              356
T. Rowe Price Group, Inc.                                 3,400              170
The Charles Schwab Corp. (a)                             13,046              246
The Goldman Sachs Group, Inc.                             5,107              845
                                                                  --------------
                                                                          11,643
ENERGY 12.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  6,094              384
Apache Corp.                                              4,008              484
Baker Hughes, Inc.                                        4,100              281
BJ Services Co.                                           3,800              108
Cameron International Corp. *                             2,800              117
Chesapeake Energy Corp.                                   4,800              222
Chevron Corp.                                            27,816            2,374
ConocoPhillips                                           21,352            1,627
CONSOL Energy, Inc.                                       2,300              159
Devon Energy Corp.                                        5,663              591
El Paso Corp.                                             9,041              150
ENSCO International, Inc.                                 1,900              119
EOG Resources, Inc. (c)                                   3,214              386
Exxon Mobil Corp.                                        72,018            6,091
Halliburton Co.                                          11,820              465
Hess Corp.                                                3,410              301
Marathon Oil Corp.                                        9,264              422
Murphy Oil Corp.                                          2,332              192
Nabors Industries Ltd. *                                  4,000              135
National-Oilwell Varco, Inc. *                            3,786              221
Noble Corp.                                               3,200              159
Noble Energy                                              2,000              146
Occidental Petroleum Corp.                               11,000              805
Patriot Coal Corp. *                                        330               15
Peabody Energy Corp.                                      3,300              168
Range Resources Corp.                                     1,700              108
Rowan Cos., Inc.                                          1,200               49
Schlumberger Ltd.                                        15,340            1,335
Smith International, Inc.                                 2,500              161
Spectra Energy Corp.                                      7,781              177
Sunoco, Inc.                                              1,240               65
Tesoro Corp.                                              1,800               54
The Williams Cos., Inc.                                   7,600              251
Transocean, Inc. *                                        3,380              457
Valero Energy Corp.                                       6,960              342
Weatherford International Ltd. *                          4,280              310
XTO Energy, Inc.                                          5,286              327
                                                                  --------------
                                                                          19,758

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
FOOD & STAPLES RETAILING 2.7%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    5,600              364
CVS Caremark Corp.                                       19,905              806
Safeway, Inc.                                             6,200              182
Supervalu, Inc.                                           2,435               73
Sysco Corp.                                               7,700              224
The Kroger Co.                                            9,100              231
Wal-Mart Stores, Inc.                                    31,230            1,645
Walgreen Co.                                             12,975              494
Whole Foods Market, Inc. (c)                              1,800               59
                                                                  --------------
                                                                           4,078
FOOD, BEVERAGE & TOBACCO 5.5%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       26,864              596
Anheuser-Busch Cos., Inc.                                 9,783              464
Archer-Daniels-Midland Co.                                8,400              346
Brown-Forman Corp., Class B                                 704               47
Campbell Soup Co.                                         2,300               78
Coca-Cola Enterprises, Inc.                               4,000               97
ConAgra Foods, Inc.                                       6,770              162
Constellation Brands, Inc., Class
  A *                                                     2,300               41
Dean Foods Co. *                                          1,700               34
General Mills, Inc.                                       4,579              274
H.J. Heinz Co.                                            4,510              212
Kellogg Co.                                               3,400              179
Kraft Foods, Inc., Class A                               18,590              576
McCormick & Co., Inc.                                     1,700               63
Molson Coors Brewing Co., Class
  B                                                         678               36
PepsiCo, Inc.                                            21,040            1,519
Philip Morris International, Inc. *                      26,864            1,359
Reynolds American, Inc.                                   2,156              127
Sara Lee Corp.                                           10,600              148
The Coca-Cola Co.                                        26,362            1,605
The Hershey Co. (c)                                       2,244               85
The Pepsi Bottling Group, Inc.                            1,902               64
Tyson Foods, Inc., Class A                                1,186               19
UST, Inc.                                                 2,200              120
Wm. Wrigley Jr. Co.                                       2,411              151
                                                                  --------------
                                                                           8,402
HEALTH CARE EQUIPMENT & SERVICES 3.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                               6,840              288
AmerisourceBergen Corp.                                   2,720              111
Baxter International, Inc.                                8,690              502
Becton, Dickinson & Co.                                   3,300              283
Boston Scientific Corp. (c)*                             15,090              194
C.R. Bard, Inc. (c)                                       1,320              127
Cardinal Health, Inc.                                     5,374              282
CIGNA Corp.                                               4,680              190
Coventry Health Care, Inc. *                              2,050               83
Covidien Ltd.                                             6,594              292
Express Scripts, Inc. *                                   3,544              228
Hospira, Inc. *                                           2,100               90
Humana, Inc. *                                            2,100               94
IMS Health, Inc.                                          2,600               55
Laboratory Corp. of America
  Holdings *                                              1,504              111
McKesson Corp.                                            3,956              207
Medco Health Solutions, Inc. *                            7,776              340
Medtronic, Inc.                                          14,709              711
Patterson Cos., Inc. (c)*                                   980               36
Quest Diagnostics, Inc.                                   1,960               89
St. Jude Medical, Inc. *                                  4,204              182
Stryker Corp.                                             3,900              254
Tenet Healthcare Corp. *                                  6,500               37
UnitedHealth Group, Inc.                                 17,630              606
Varian Medical Systems, Inc. *                            1,000               47
WellPoint, Inc. *                                         8,136              359
Zimmer Holdings, Inc. *                                   2,984              232
                                                                  --------------
                                                                           6,030
HOUSEHOLD & PERSONAL PRODUCTS 2.7%
--------------------------------------------------------------------------------
Avon Products, Inc.                                       5,116              202
Colgate-Palmolive Co.                                     6,470              504
Kimberly-Clark Corp.                                      5,706              368
The Clorox Co.                                            1,900              108
The Estee Lauder Cos., Inc.,
  Class A                                                 1,500               69
The Procter & Gamble Co.                                 40,217            2,818
                                                                  --------------
                                                                           4,069
INSURANCE 4.1%
--------------------------------------------------------------------------------
ACE Ltd.                                                  3,900              215
Aflac, Inc.                                               6,610              429
Ambac Financial Group, Inc. (c)                           1,392                8
American International Group, Inc.                       33,438            1,446
Aon Corp.                                                 4,550              183
Assurant, Inc.                                            1,500               91
Cincinnati Financial Corp.                                2,335               89
Genworth Financial, Inc., Class A                         5,000              113
Lincoln National Corp.                                    3,662              190
Loews Corp.                                               5,640              227
Marsh & McLennan Cos., Inc.                               7,000              171
MBIA, Inc. (c)                                            1,750               21
MetLife, Inc.                                             9,807              591
Principal Financial Group, Inc.                           3,563              199
Prudential Financial, Inc.                                6,470              506
SAFECO Corp.                                              1,100               48
The Allstate Corp.                                        8,440              406
The Chubb Corp.                                           5,160              255
The Hartford Financial Services
  Group, Inc.                                             3,930              298
The Progressive Corp.                                     9,500              153
The Travelers Cos., Inc.                                  8,999              431
Torchmark Corp.                                           1,500               90
Unum Group                                                4,276               94
XL Capital Ltd., Class A                                  1,900               56
                                                                  --------------
                                                                           6,310
MATERIALS 3.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            3,000              276
Alcoa, Inc.                                              11,072              399
Allegheny Technologies, Inc.                              1,270               91
Ashland, Inc.                                               900               43

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Ball Corp.                                                1,200               55
Bemis Co., Inc.                                           1,400               36
E.I. du Pont de Nemours & Co.                            12,114              567
Eastman Chemical Co.                                      1,000               62
Ecolab, Inc.                                              2,104               91
Freeport-McMoRan Copper &
  Gold, Inc.                                              4,202              404
Hercules, Inc.                                              700               13
International Flavors &
  Fragrances, Inc.                                        1,000               44
International Paper Co.                                   6,498              177
MeadWestvaco Corp.                                        2,549               69
Monsanto Co.                                              7,050              786
Newmont Mining Corp.                                      5,446              247
Nucor Corp.                                               4,000              271
Pactiv Corp. *                                            1,800               47
PPG Industries, Inc.                                      2,300              139
Praxair, Inc.                                             4,165              351
Rohm & Haas Co.                                           2,105              114
Sealed Air Corp.                                          2,428               61
Sigma-Aldrich Corp.                                       1,282               77
The Dow Chemical Co.                                     12,305              453
Titanium Metals Corp.                                     1,000               15
United States Steel Corp.                                 1,500              190
Vulcan Materials Co. (c)                                  1,100               73
Weyerhaeuser Co.                                          2,800              182
                                                                  --------------
                                                                           5,333
MEDIA 2.9%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        9,880              218
Clear Channel Communications,
  Inc.                                                    5,956              174
Comcast Corp., Class A                                   40,173              777
Gannett Co., Inc. (c)                                     2,960               86
Meredith Corp.                                              300               12
News Corp., Class A                                      30,574              573
Omnicom Group, Inc.                                       4,600              203
The DIRECTV Group, Inc. *                                 9,900              245
The E.W. Scripps Co., Class A                             1,000               42
The Interpublic Group of Cos., Inc.
  *                                                       4,997               42
The McGraw-Hill Cos., Inc.                                4,750              176
The New York Times Co., Class A
  (c)                                                     1,700               32
The Walt Disney Co.                                      25,300              794
The Washington Post Co., Class
  B                                                          30               20
Time Warner, Inc.                                        49,223              690
Viacom, Inc., Class B *                                   9,080              360
                                                                  --------------
                                                                           4,444
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                      19,635            1,083
Allergan, Inc.                                            3,760              212
Amgen, Inc. *                                            13,854              579
Applied Biosystems Group-
  Applera Corp. (c)                                       2,800               92
Barr Pharmaceuticals, Inc. *                              1,400               68
Biogen Idec, Inc. *                                       3,600              222
Bristol-Myers Squibb Co.                                 25,640              546
Celgene Corp. *                                           4,700              288
Eli Lilly & Co.                                          12,920              667
Forest Laboratories, Inc. *                               3,720              149
Genzyme Corp. *                                           3,500              261
Gilead Sciences, Inc. *                                  11,708              603
Johnson & Johnson                                        37,698            2,445
King Pharmaceuticals, Inc. *                              3,466               30
Merck & Co., Inc.                                        28,300            1,074
Millipore Corp. *                                           500               34
Mylan, Inc. (c)                                           2,691               31
PerkinElmer, Inc.                                         1,700               41
Pfizer, Inc.                                             89,769            1,879
Schering-Plough Corp.                                    19,190              276
Thermo Fisher Scientific, Inc. *                          4,590              261
Waters Corp. *                                            1,400               78
Watson Pharmaceuticals, Inc. *                            1,500               44
Wyeth                                                    17,470              730
                                                                  --------------
                                                                          11,693
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Apartment Investment &
  Management Co., Class A                                 1,356               49
AvalonBay Communities, Inc. (c)                           1,000               97
Boston Properties, Inc. (c)                               1,216              112
CB Richard Ellis Group, Inc.,
  Class A *                                               2,300               50
Developers Diversified Realty
  Corp. (c)                                               1,600               67
Equity Residential                                        3,500              145
General Growth Properties, Inc.                           3,000              114
HCP, Inc.                                                 2,800               95
Host Hotels & Resorts, Inc.                               6,500              103
Kimco Realty Corp.                                        2,710              106
Plum Creek Timber Co., Inc.                               2,060               84
ProLogis                                                  2,600              153
Public Storage                                            1,500              133
Simon Property Group, Inc.                                2,800              260
Vornado Realty Trust                                      1,600              138
                                                                  --------------
                                                                           1,706
RETAILING 2.7%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                            500               37
Amazon.com, Inc. *                                        3,900              278
AutoNation, Inc. *                                        1,900               29
AutoZone, Inc. *                                            500               57
Bed Bath & Beyond, Inc. (c)*                              3,016               89
Best Buy Co., Inc.                                        5,075              210
Big Lots, Inc. *                                          1,400               31
Dillard's, Inc., Class A                                    600               10
Expedia, Inc. *                                           2,600               57
Family Dollar Stores, Inc. (c)                            2,000               39
GameStop Corp., Class A *                                 2,000              103
Genuine Parts Co.                                         2,500              101
IAC/InterActiveCorp *                                     2,800               58
J.C. Penney Co., Inc.                                     2,900              109
Kohl's Corp. (c)*                                         4,410              189
Limited Brands, Inc.                                      3,908               67
Lowe's Cos., Inc.                                        19,760              453
Macy's, Inc.                                              5,922              137
Nordstrom, Inc.                                           2,850               93

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Office Depot, Inc. *                                      3,500               39
OfficeMax, Inc.                                             900               17
RadioShack Corp.                                            259                4
Sears Holdings Corp. (c)*                                 1,175              120
Staples, Inc.                                             9,150              202
Target Corp.                                             11,170              566
The Gap, Inc.                                             7,076              139
The Home Depot, Inc.                                     22,905              641
The Sherwin-Williams Co.                                  1,133               58
The TJX Cos., Inc.                                        6,310              209
Tiffany & Co.                                             1,126               47
                                                                  --------------
                                                                           4,189
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (c)*                         5,530               33
Altera Corp.                                              4,880               90
Analog Devices, Inc.                                      4,130              122
Applied Materials, Inc.                                  17,770              347
Broadcom Corp., Class A *                                 6,165              119
Intel Corp.                                              74,371            1,575
KLA-Tencor Corp.                                          2,700              100
Linear Technology Corp. (c)                               3,200               98
LSI Corp. *                                               5,410               27
MEMC Electronic Materials, Inc. *                         2,900              206
Microchip Technology, Inc.                                2,500               82
Micron Technology, Inc. (c)*                              8,800               52
National Semiconductor Corp.                              4,400               81
Novellus Systems, Inc. *                                  1,600               34
NVIDIA Corp. *                                            7,200              142
Teradyne, Inc. *                                          2,100               26
Texas Instruments, Inc.                                  18,340              518
Xilinx, Inc.                                              3,800               90
                                                                  --------------
                                                                           3,742
SOFTWARE & SERVICES 5.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     7,400              263
Affiliated Computer Services, Inc.,
  Class A *                                               1,191               60
Akamai Technologies, Inc. *                               2,000               56
Autodesk, Inc. *                                          3,320              104
Automatic Data Processing, Inc.                           7,173              304
BMC Software, Inc. *                                      3,200              104
CA, Inc.                                                  6,044              136
Citrix Systems, Inc. *                                    2,360               69
Cognizant Technology Solutions
  Corp., Class A *                                        3,600              104
Computer Sciences Corp. *                                 2,400               98
Compuware Corp. *                                         3,750               28
Convergys Corp. *                                         1,354               20
eBay, Inc. *                                             14,588              435
Electronic Arts, Inc. *                                   4,058              203
Electronic Data Systems Corp.                             7,220              120
Fidelity National Information
  Services, Inc.                                          2,000               76
Fiserv, Inc. *                                            2,260              109
Google, Inc., Class A *                                   2,977            1,311
Intuit, Inc. *                                            4,396              119
Microsoft Corp.                                         107,668            3,056
Novell, Inc. *                                            5,200               33
Oracle Corp. *                                           51,720            1,012
Paychex, Inc.                                             4,450              152
Symantec Corp. *                                         12,141              202
Total System Services, Inc.                               2,600               62
Unisys Corp. *                                            4,700               21
VeriSign, Inc. *                                          2,025               67
Western Union Co.                                         9,959              212
Yahoo!, Inc. *                                           15,500              448
                                                                  --------------
                                                                           8,984
TECHNOLOGY HARDWARE & EQUIPMENT 7.1%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              5,867              175
Apple, Inc. *                                            11,000            1,578
Ciena Corp. *                                               957               29
Cisco Systems, Inc. (c)*                                 78,538            1,892
Corning, Inc.                                            19,950              480
Dell, Inc. *                                             28,872              575
EMC Corp. *                                              27,122              389
Hewlett-Packard Co.                                      33,413            1,526
International Business Machines
  Corp                                                   17,385            2,002
Jabil Circuit, Inc.                                       2,127               20
JDS Uniphase Corp. (c)*                                   2,519               34
Juniper Networks, Inc. *                                  6,800              170
Lexmark International, Inc., Class
  A *                                                     1,300               40
Molex, Inc.                                               1,800               42
Motorola, Inc. (c)                                       29,835              277
NetApp, Inc. *                                            4,600               92
QLogic Corp. *                                            1,990               31
QUALCOMM, Inc.                                           21,490              881
SanDisk Corp. *                                           2,900               65
Sun Microsystems, Inc. *                                 11,450              178
Tellabs, Inc. *                                           5,630               31
Teradata Corp. *                                          2,400               53
Tyco Electronics Ltd.                                     6,294              216
Xerox Corp.                                              12,190              182
                                                                  --------------
                                                                          10,958
TELECOMMUNICATION SERVICES 3.4%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                           5,300              208
AT&T, Inc.                                               78,888            3,021
CenturyTel, Inc. (c)                                      1,490               50
Citizens Communications Co.                               4,718               49
Embarq Corp.                                              1,997               80
Qwest Communications
  International, Inc. (c)                                21,216               96
Sprint Nextel Corp.                                      38,839              260
Verizon Communications, Inc.                             37,604            1,371
Windstream Corp                                           5,335               64
                                                                  --------------
                                                                           5,199
TRANSPORTATION 2.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe
  Corp.                                                    4,230             390
C.H. Robinson Worldwide, Inc.                             2,200              120
CSX Corp.                                                 6,020              337
Expeditors International of
  Washington, Inc.                                        2,500              113

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
FedEx Corp.                                               3,920              363
Norfolk Southern Corp.                                    5,100              277
Ryder System, Inc.                                          600               36
Southwest Airlines Co.                                    7,886               98
Union Pacific Corp.                                       3,570              448
United Parcel Service, Inc.,
  Class B                                                13,415              980
                                                                  --------------
                                                                           3,162
UTILITIES 3.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                    2,241              113
Ameren Corp.                                              2,500              110
American Electric Power Co., Inc.                         5,170              215
CenterPoint Energy, Inc.                                  3,650               52
CMS Energy Corp.                                          2,960               40
Consolidated Edison, Inc.                                 3,100              123
Constellation Energy Group                                2,500              221
Dominion Resources, Inc.                                  7,440              304
DTE Energy Co.                                            2,200               86
Duke Energy Corp.                                        15,563              278
Dynegy, Inc., Class A *                                   4,295               34
Edison International                                      4,200              206
Entergy Corp.                                             2,377              259
Exelon Corp.                                              8,690              706
FirstEnergy Corp.                                         4,288              294
FPL Group, Inc.                                           5,400              339
Integrys Energy Group, Inc.                                 247               11
Nicor, Inc. (c)                                             510               17
NiSource, Inc.                                            3,246               56
Pepco Holdings, Inc.                                      2,500               62
PG&E Corp.                                                4,800              177
Pinnacle West Capital Corp.                               1,200               42
PPL Corp.                                                 4,960              228
Progress Energy, Inc.                                     2,730              114
Public Service Enterprise Group,
  Inc.                                                    6,600              265
Questar Corp.                                             2,200              124
Sempra Energy                                             3,141              167
Southern Co.                                              9,510              339
TECO Energy, Inc.                                         2,840               45
The AES Corp. *                                           8,800              147
Xcel Energy, Inc.                                         3,809               76
                                                                  --------------
                                                                           5,250
                                                                  --------------
TOTAL COMMON STOCK
(COST $107,952)                                                          149,983
                                                                  --------------

ISSUER                                             FACE AMOUNT         VALUE
  RATE, MATURITY DATE                              ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.9%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
  2.10%, 04/01/08                                         2,961            2,961
U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  0.44%, 06/19/08 (b)                                        40               40
  0.96%, 06/19/08 (b)                                       104              104
  1.11%, 06/19/08 (b)                                        75               75
                                                                  --------------
                                                                             219
                                                                  --------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,180)                                                              3,180
                                                                  --------------

END OF INVESTMENTS.

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.5% OF NET ASSETS

Securities Lending Investment
  Fund, a series of the Brown
  Brothers Investment Trust                           6,972,693            6,973

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 03/31/08, the tax basis cost of the fund's investments was $111,888 and the unrealized appreciation and depreciation were $54,516 and ($13,241), respectively, with a net unrealized appreciation of $41,275.

  * Non-income producing security.

(a) Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) All or a portion of this security is on loan.

In addition to the above, the fund held the following at 03/31/08. All numbers x 1,000 except number of contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE       GAINS
FUTURES CONTRACT

S & P Mini 500 Index,
Long, expires 06/20/08                                45      2,979           27

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
Level 1 - Quoted Prices                                                 $149,983
Level 2 - Other Significant Observable Inputs                           $  3,180
Level 3 - Significant Unobservable Inputs                               $      0
TOTAL                                                                   $153,163

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 5/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 5/16/2008


By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Principal Financial Officer

Date: 5/16/2008